UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-10467

Causeway Capital Management Trust

(Exact name of registrant as specified in charter)

11111 Santa Monica Boulevard, 15th Floor

Los Angeles, CA 90025

(Address of principal executive offices) (Zip code)

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-866-947-7000

Date of fiscal year end: September 30

Date of reporting period: October 1, 2015 to December 31, 2015

Item 1.	Schedule of Investments

SCHEDULE OF INVESTMENTS (000)*

December 31, 2015 (Unaudited)

Causeway Global Absolute Return Fund	Number of Shares	Value
SHORT-TERM INVESTMENT
Dreyfus Cash Management, Institutional Class, 0.040% **,1	80,907,026	$80,907

Total Short-Term Investment
(Cost $80,907) — 99.6%		80,907

Total Investments — 99.6%
(Cost $80,907)‡		80,907

Other Assets in Excess of Liabilities — 0.4%		299

Net Assets — 100.0%		$81,206

A list of outstanding total return swap agreements held by the Fund at December 31, 2015, is as follows:

Counterparty	Reference Entity/Obligation	Fixed payments paid	Total Return received or paid	Termination Date	Net Notional Amount[2]	Net Unrealized Appreciation (Depreciation)
Long Positions†
Morgan Stanley	United States Custom Basket of Securities	Long: Fed Funds-1 day + 0.50%	Total Return of the basket of securities	2/1/2016	$59,444	$(897)

Morgan Stanley	Hong Kong Basket of Securities	Long: Fed Funds-1 day + 0.55% Short: Fed Funds-1 day – 0.50%	Total Return of the basket of securities	1/31/2017	1,962	(133)

Morgan Stanley	United Kingdom Custom Basket of Securities	Long: Fed Funds-1 day + 0.55% Short: Fed Funds-1 day - 0.35%	Total Return of the basket of securities	1/31/2017	9,132	380

Morgan Stanley	Europe Custom Basket of Securities	Long: Fed Funds-1 day +0.55% Short: Fed Funds-1 day – 0.40% to Fed Funds-1 day – 1.12%	Total Return of the basket of securities	1/31/2017	2,930	17

SCHEDULE OF INVESTMENTS (000)* (continued)

December 31, 2015 (Unaudited)

Counterparty	Reference Entity/Obligation	Fixed payments paid	Total Return Received or Paid	Termination Date	Net Notional Amount[2]	Net Unrealized Appreciation (Depreciation)
Short Positions††
Morgan Stanley	United States Custom Basket of Short Securities	Short: Fed Funds-1 day – 0.35% to Fed Funds-1 day – 2.50%	Total Return of the basket of securities	1/31/2017	$(67,704)	$864

Morgan Stanley	Canada Custom Basket of Securities	Short: Fed Funds-1 day – 0.35% to Fed Funds-1 day – 0.70%	Total Return of the basket of securities	1/31/2017	(2,112)	123

Morgan Stanley	Europe Custom Basket of Securities (Local)	Long: EONIA + 0.55% Short: EONIA-1 day – 0.40% to EONIA-1 day – 0.50%	Total Return of the basket of securities	11/2/2017	(157)	—

Morgan Stanley	Japan Custom Basket of Securities	Long: Fed Funds-1 day + 0.55% Short: Fed Funds-1 day – 0.78%	Total Return of the basket of securities	1/31/2017	(973)	308

Morgan Stanley	Australia Custom Basket of Securities	Short: Fed Funds-1 day – 0.50% to Fed Funds-1 day – 1.00%	Total Return of the basket of securities	1/31/2017	(4,200)	(94)

Morgan Stanley	Singapore Custom Basket of Securities	Short: Fed Funds-1 day – 0.50%	Total Return of the basket of securities	4/20/2017	(1,826)	8

Morgan Stanley	South Korea Custom Basket of Securities	Long: Fed Funds-1 day + 0.85% Short: Fed Funds-1 day – 0.50% to Fed Funds-1 day – 0.53%	Total Return of the basket of securities	6/8/2017	(193)	(61)

						$515

†	The following table represents the individual common stock exposures compromising the Long Custom Basket Total Return Swaps as of December 31, 2015.

United States Custom Basket of Securities
Shares	Description	Currency	Net Unrealized Appreciation (Depreciation)
7,220	Microsoft Corp.	USD	$105
11,200	Advance Auto Parts	USD	(50)
15,000	Synnex Corp.	USD	(66)
18,900	American Express Co.	USD	(40)
24,800	United Health Group	USD	133

SCHEDULE OF INVESTMENTS (000)* (continued)

December 31, 2015 (Unaudited)

United States Custom Basket of Securities (continued)
Shares	Description	Currency	Net Unrealized Appreciation (Depreciation)
26,646	Eli Lilly & Co.	USD	$76
31,190	Prudential Financial	USD	(137)
31,522	Johnson & Johnson	USD	71
32,000	Chevron Corp.	USD	(11)
34,000	Allstate	USD	(14)
38,900	PVH Corp.	USD	(628)
42,400	Wells Fargo & Co.	USD	(13)
42,600	Cabelas	USD	(7)
44,849	Carnival Corp.	USD	189
49,100	National Oilwell Varco, Inc.	USD	(168)
53,900	Delta Airlines Inc.	USD	235
55,200	United Continental Holdings, Inc.	USD	85
61,200	Qualcomm Inc.	USD	100
73,931	Citigroup Inc.	USD	(176)
82,900	SM Energy Co.	USD	(632)
88,243	Mattel, Inc.	USD	242
100,696	Oracle Corp.	USD	(249)
133,351	EMC Corp.	USD	58

			$(897)

Hong Kong Custom Basket of Securities
Shares	Description	Currency	Net Unrealized Appreciation (Depreciation)
(2,360,000)	Lenovo Group	HKD	$79
(1,069,000)	China Agri	HKD	7
(424,000)	Beijing Enterprises	HKD	19
(416,400)	AIA	HKD	(17)
(256,000)	Fosun International Ltd.	HKD	58
(102,000)	AviChina	HKD	6
(75,000)	Jiangxi Copper	HKD	1
(72,000)	China Unicom	HKD	2
(32,333)	China Overseas	HKD	(6)
(26,000)	China Life	HKD	—
(217)	Sun Hung Kai Properties	HKD	—
—	Soho China	HKD	(108)
299,500	China Mobile	HKD	(26)
387,600	HSBC	HKD	41
504,323	China Mer Holdings	HKD	(37)
2,464,000	CNOOC Ltd.	HKD	(152)

			$(133)

SCHEDULE OF INVESTMENTS (000)* (continued)

December 31, 2015 (Unaudited)

United Kingdom Custom Basket of Securities
Shares	Description	Currency	Net Unrealized Appreciation (Depreciation)
(14,462,908)	Rolls-Royce Holdings PLC	GBP	$132
(564,986)	Tullow Oil	GBP	285
(477,669)	Royal Bank of Scotland Group	GBP	46
(208,486)	Standard Life Assurance Co	GBP	108
(141,841)	Serco Group PLC	GBP	23
(111,905)	Prudential PLC	GBP	66
(42,421)	Capital & Counties Properties PLC	GBP	4
(24,700)	Inmarsat PLC	GBP	(6)
(12,648)	Astrazeneca	GBP	(4)
(6,577)	St. Jame’s Place PLC	GBP	3
(5,948)	BG Group PLC	GBP	2
(5,231)	ARM Holdings PLC	GBP	8
(4,346)	Johnson Matthey PLC	GBP	15
(9)	Lonmin PLC	GBP	—
(1)	Rentokil Initial PLC	GBP	—
—	National Grid PLC	GBP	(15)
45,955	British American Tobacco PLC	GBP	(121)
120,079	SSE PLC	GBP	113
148,796	Glaxosmithkline PLC	GBP	18
154,014	Michael Page International PLC	GBP	(79)
473,513	Aviva PLC	GBP	(44)
676,525	Vodafone	GBP	(37)
898,853	Barclays PLC	GBP	(102)
2,054,587	Lloyds Banking Group PLC	GBP	(35)

			$380

Europe Custom Basket of Securities
Shares	Description	Currency	Net Unrealized Depreciation
(34,215)	Nestle AG	CHF	$(5)
(9,688)	Dufry AG	CHF	(1)
(3,904)	Topdanmark	CHF	(1)
(905)	Geberit	CHF	(4)
(681)	Sonova AG	CHF	(1)
(100)	Lindt & Sprungli	CHF	(12)
—	Coloplast	CHF	(18)

SCHEDULE OF INVESTMENTS (000)* (continued)

December 31, 2015 (Unaudited)

Europe Custom Basket of Securities (continued)
Shares	Description	Currency	Net Unrealized Appreciation (Depreciation)
7,316	Zurich Insurance Group AG	CHF	$(42)
9,356	Roche	CHF	62
38,055	Novartis AG	CHF	39

			$17

††	The following table represents the individual common stock exposures compromising the Short Custom Basket Total Return Swaps as of December 31, 2015.

United States Custom Basket of Securities
Shares	Description	Currency	Net Unrealized Appreciation (Depreciation)
(321,000)	VEREIT, Inc.	USD	$57
(98,701)	Hertz Global Holdings Inc.	USD	161
(75,900)	AT&T Inc.	USD	(50)
(73,985)	Brookdale Senior Living Inc.	USD	297
(69,000)	Twitter Inc.	USD	168
(66,900)	Kate Spade & Co.	USD	20
(59,100)	Enterprise Products Partners L.P.	USD	(11)
(54,800)	Community Health Systems	USD	93
(54,500)	North Star Realty Finance Corp.	USD	(8)
(42,700)	Ford Motor Co.	USD	4
(41,000)	American International Group	USD	42
(37,500)	Dominion Resources, Inc.	USD	(60)
(37,000)	Intel Corp	USD	2
(36,900)	FireEye, Inc.	USD	38
(35,900)	Kraft Heinz Co.	USD	10
(35,200)	Dynegy Inc.	USD	(63)
(34,700)	Coca Cola Co.	USD	(23)
(33,100)	Procter & Gamble	USD	(152)
(32,900)	Harley-Davidson	USD	75
(31,300)	Medtronic Inc.	USD	(62)
(27,000)	Aon PLC	USD	68
(25,800)	Cerner Corp.	USD	(11)
(25,700)	Natural Fuel Gas Co.	USD	(36)
(24,100)	Facebook Inc.	USD	(10)
(22,200)	Stericycle Inc.	USD	(12)
(22,000)	Monsanto	USD	(70)
(21,700)	Bank of America	USD	12

SCHEDULE OF INVESTMENTS (000)* (continued)

December 31, 2015 (Unaudited)

United States Custom Basket of Securities (continued)
Shares	Description	Currency	Net Unrealized Appreciation (Depreciation)
(21,200)	Micron Technology, Inc.	USD	$16
(19,300)	Berkshire	USD	38
(15,300)	Loews Corp.	USD	(12)
(13,600)	McKesson Corp.	USD	(112)
(11,400)	Walgreens Boots Alliance, Inc.	USD	(19)
(10,900)	Apple Inc.	USD	142
(10,600)	Visa Inc.	USD	14
(9,500)	Tesla Motors	USD	(97)
(6,300)	Marsh & McLennan Co.	USD	2
(6,000)	DuPont Co.	USD	2
(5,700)	LinkedIn Corp	USD	103
(5,600)	JPMorgan Chase & Co.	USD	3
(5,500)	Jazz Pharmaceuticals PLC	USD	33
(4,200)	SBA Communcations Corp.	USD	—
(3,700)	Energy Transfer Partners	USD	19
(3,600)	Tenet Healthcare	USD	10
(3,600)	TransDigm Group Inc.	USD	22
(2,700)	Diplomat Pharmacy	USD	2
(2,500)	Alliance Data	USD	26
(2,300)	Insulet Corp.	USD	(3)
(2,200)	Chipotle Mexican Grill	USD	215
(2,100)	Liberty Global	USD	(2)
(1,900)	Praxair, Inc.	USD	11
(1,900)	Viacom, Inc.	USD	16
(1,400)	Starbucks Corp.	USD	2
(1,400)	Wynn Resorts	USD	(9)
(1,300)	Autodesk, Inc.	USD	3
(1,200)	Duke Energy Corp.	USD	(5)
(1,100)	Verisk Analytics, Inc.	USD	(1)
(1,000)	ServiceNow	USD	—
(700)	Fleetcor Technologies, Inc.	USD	8
—	Envision Healthcare Holdings, Inc.	USD	(12)
—	ITC Holdings Corp.	USD	(9)
—	ResMed	USD	(6)
—	Schlumberger Ltd.	USD	(6)
—	United Parcel Service	USD	(9)

			$864

SCHEDULE OF INVESTMENTS (000)* (continued)

December 31, 2015 (Unaudited)

Canada Custom Basket of Securities
Shares	Description	Currency	Net Unrealized Appreciation
(61,100)	Enbridge	CAD	$112
(2,900)	Telus Corp.	CAD	11

			$123

Europe Custom Basket of Securities (Local)
Shares	Description	Currency	Net Unrealized Appreciation (Depreciation)
(243,532)	Unicredito SpA	EUR	$101
(119,926)	Telefonica Esp	EUR	172
(82,725)	Deutsche Bank AG	EUR	68
(55,897)	Vivendi	EUR	(31)
(24,330)	BMW	EUR	137
(21,803)	ASML Holding NV	EUR	106
(20,522)	Daimler AG	EUR	146
(16,301)	Anheuser Busch InBev	EUR	122
(3,245)	Zodiac Aerospace	EUR	7
(1,672)	Porche Automobil Holding SE	EUR	—
28,324	Sanofi	EUR	(165)
28,589	Volkswagen AG	EUR	62
44,095	Schneider SA	EUR	(329)
50,797	Akzo Nobel	EUR	(288)
491,892	Caixabank	EUR	(108)

			$—

Japan Custom Basket of Securities
Shares	Description	Currency	Net Unrealized Appreciation (Depreciation)
(319,200)	JX Holdings Inc.	JPY	$(11)
(110,100)	Idemitsu Kosan Co. Ltd.	JPY	42
(67,300)	Nippon Paint Holdings Co. Ltd.	JPY	6
(62,700)	Seibu Holdings Inc.	JPY	27
(40,600)	Honda Motor Co. Ltd.	JPY	(19)
(35,700)	M3 Inc.	JPY	35
(32,400)	Softbank Corp.	JPY	42
(14,100)	Kyocera Corp.	JPY	(12)
(13,400)	SUMCO Corp.	JPY	38
(6,800)	Rakuten Inc.	JPY	6
(3,000)	Canon Inc.	JPY	(3)

SCHEDULE OF INVESTMENTS (000)* (continued)

December 31, 2015 (Unaudited)

Japan Custom Basket of Securities (continued)
Shares	Description	Currency	Net Unrealized Appreciation (Depreciation)
(2,200)	Nidec Corp.	JPY	$9
(1,500)	Oriental Land Co. Ltd.	JPY	(4)
—	Ricoh Co. Ltd.	JPY	(2)
—	Takeda Pharmaceutical Co. Ltd.	JPY	(2)
—	Toray Industries Inc.	JPY	(1)
38,200	East Japan Railway Co.	JPY	21
134,100	Kddi Corp.	JPY	220
497,000	Hitachi Ltd.	JPY	(84)

			$308

Australia Custom Basket of Securities
Shares	Description	Currency	Net Unrealized Appreciation (Depreciation)
(513,194)	Origin Energy Ltd.	AUD	$62
(192,035)	Santos	AUD	(6)
(19,313)	Commonwealth Bank of Australia	AUD	(104)
(9,208)	CSL Ltd.	AUD	(46)

			$(94)

Singapore Custom Basket of Securities
Shares	Description	Currency	Net Unrealized Appreciation (Depreciation)
(229,400)	Global Logistic Properties	SGD	$(29)
(568,600)	Singtel	SGD	37

			$8

SCHEDULE OF INVESTMENTS (000)* (continued)

December 31, 2015 (Unaudited)

South Korea Custom Basket of Securities
Shares	Description	Currency	Net Unrealized Appreciation (Depreciation)
(66,724)	Daewoo International	KRW	$147
(11,732)	Lotte Shopping	KRW	38
(8,416)	Samsung SDI	KRW	48
(6,302)	Posco	KRW	(17)
(5,010)	Hyundai Glovis Co. Ltd.	KRW	(24)
(427)	Hyundai Mobis	KRW	1
2,827	Samsung Electronics	KRW	(68)
14,435	SK Telecom	KRW	(186)

			$(61)

*	Except for share data.
**	The rate reported is the 7-day effective yield as of December 31, 2015.
‡	For Federal tax purposes, the Fund’s aggregate tax cost is equal to book cost.
1	Of this investment, $57,890 was pledged and segregated with the custodian as collateral for outstanding total return equity swap agreements.
2	The net notional amount is the sum of long and short positions. The gross notional amount of long positions and short positions at December 31, 2015 is $73,468 and $(77,165), respectively. The gross notional amounts are representative of the volume of activity during the quarter ended December 31, 2015.

AUD – Australian Dollar

CAD – Canadian Dollar

CHF – Swiss Franc

EONIA – Euro Over Night Index Average

EUR – Euro

GBP – British Pound Sterling

HKD – Hong Kong Dollar

JPY – Japanese Yen

KRW – South Korean Won

L.P. – Limited Partnership

PLC – Public Limited Company

SGD – Singapore Dollar

USD – U.S. Dollar

SCHEDULE OF INVESTMENTS (000) (concluded)

December 31, 2015 (Unaudited)

The table below sets forth information about the Level within the fair value hierarchy at which the Fund’s investments are measured at December 31, 2015:

Investment in Securities	Level 1	Level 2	Level 3	Total
Short-Term Investment	$80,907	$—	$—	$80,907

Total Investment in Securities	$80,907	$—	$—	$80,907

Other Financial Instruments – Assets	Level 1	Level 2	Level 3	Total
Total Return Swaps ^	$—	$1,700	$—	$1,700

Total Other Financial Instruments – Assets	$—	$1,700	$—	$1,700

Other Financial Instruments – Liabilities	Level 1	Level 2	Level 3	Total
Total Return Swaps ^	$—	$(1,185)	$—	$(1,185)

Total Other Financial Instruments – Liabilities	$—	$(1,185)	$—	$(1,185)

^	Total return swaps are valued at the unrealized appreciation (depreciation) of the instruments.

During the quarter ended December 31, 2015, there were no transfers between levels.

Amounts designated as “—” are $0.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

CCM-QH-005-1000

Item 2.	Controls and Procedures

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of the filing date of this report. Based on their evaluation, the certifying officers have concluded that such disclosure controls and procedures are adequately designed, and are operating effectively to ensure that information required to be disclosed by the registrant in the reports it files or submits under the Investment Company Act of 1940 and the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as such term is defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Causeway Capital Management Trust

By (Signature and Title)	/s/ Turner Swan
Turner Swan, President

Date: February 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Turner Swan
Turner Swan, President

Date: February 26, 2016

By (Signature and Title)	/s/ Eric Kleinschmidt
Eric Kleinschmidt, Treasurer

Date: February 26, 2016